UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

(Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 80.75%

Automobile Manufacturing - 1.42%
25,000	BMW Bank of North America, 1.250%, 03/12/2018	$ 25,079

Banking-Global - 1.12%
20,000	Corpbanca, 3.125%, 01/15/2018	19,859

Chemicals Domestic - 2.81%
25,000	Dow Chemical Co., 1.850%, 11/15/2017	24,881
25,000	Dow Chemical Co., 1.900%, 03/15/2018	24,791
		49,672
Commerce-Banks Central US - 12.20%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	63,712
50,000	GE Capital Retail Bank CD, 1.750%, 04/05/2017	50,750
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	50,293
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	51,011
		215,766
Commerce-Banks Eastern US - 18.27%
25,000	CIT Bank CD, 1.650%, 12/05/2019	24,677
50,000	Discover Bank CD, 1.450%, 03/01/2017	51,034
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,626
35,000	Goldman Sachs Bank CD, 1.600%, 03/11/2019	35,176
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,310
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,746
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,446
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	20,150
		323,165
Commercial Service-Finance - 2.85%
50,000	GATX Corp., 2.500%, 07/30/2019	50,386

Diversified Banking Institution - 15.51%
75,000	Bank of America Corp., 4.500%, 04/01/2015	75,000
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	24,916
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,345
50,000	Morgan Stanley, 3.450%, 11/02/2015	50,773
50,000	Royal Bank of Canada, 2.000%, 01/29/2021	49,434
50,000	Royal Bank of Canada, 2.250%, 03/19/2021	48,872
		274,340
Electric & Other Services Combined - 1.14%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,208

Food & Beverage - 1.41%
25,000	Beam, Inc., 1.750%, 06/15/2018	24,997

Gold & Silver Ores - 1.42%
25,000	Goldcorp., Inc., 2.125%, 03/15/2018	25,163

Integrated Oils - 2.98%
25,000	Petrobras Global Fin, 2.000%, 05/20/2016	23,913
30,000	Petrobras International Fin, 5.875%, 03/01/2018	28,725
		52,638
Oil & Gas Field Machinery & Equipment - 1.87%
35,000	Transocean, Inc., 6.000%, 03/15/2018	32,988

Media Diversified - 4.24%
75,000	Viacom, Inc., 2.200%, 04/01/2019	75,009

Medical-HMO - 1.42%
25,000	Catholic Health Init, 1.600%, 11/01/2017	25,073

Services-High School - 2.87%
50,000	Jefferson Union School, 2.000%, 08/01/2018	50,693

Steel-Products - 2.88%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	51,005

Telephone-Integrated - 1.81%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	31,950

Travel & Lodging - 1.70%
30,000	Carnival Corp., SR NT, 1.200%, 02/05/2016	30,045

Water, Sewer, Pipeline - 1.42%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	25,039

Wholesale-Hardware - 1.42%
25,000	Intel Corp., 1.35%, 12/15/2017	25,126

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,420,169) - 80.75%		1,428,201

EXCHANGE TRADED FUNDS - 9.80%

820	iShares Lehman TIPS Bond ETF	93,144
1,500	Vanguard Mortgage-Backed Securities ETF	80,145

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $162,123) - 9.80%		173,289

REAL ESTATE INVESTMENT TRUSTS - 5.80%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	102,517

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 5.80%		102,517

REVENUE BONDS - 1.94%
50,000	Puerto Rico Gvt Dev BK 3.875%, 02/01/2017	34,313

TOTAL FOR REVENUE BONDS (Cost $50,125) - 1.94%		34,313

SHORT TERM INVESTMENTS - 1.25%
22,180	Federated Prime Obligation Fund-Institutional Shares 0.04% ** (Cost $22,180)	22,180

TOTAL INVESTMENTS (Cost $1,752,097) - 99.53%		$ 1,760,500

OTHER ASSETS LESS LIABILITIES - 0.47%		8,245

NET ASSETS - 100.00%		$ 1,768,745

** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,752,097 amounted to $8,401, which consisted of aggregate gross unrealized appreciation of $31,011 and aggregate gross unrealized depreciation of $22,610.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$173,289	$0	$0	$173,289
Convertible Bonds	$0	$1,428,201	$0	$1,428,201
REITS	102,517	$0	$0	$102,517
Revenue Bonds	34,313	$0	$0	34,313
Cash Equivalents	$22,180	$0	$0	$22,180
Total	$332,299	$1,428,201	$0	$1,760,500

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 96.33%

Aerospace & Defense - 6.53%
65,000	L-3 Communications Corp., 1.500%, 05/28/2017	$ 64,593

Banking - 8.12%
30,000	Barclays BK Delaware CD, 1.150%, 07/03/2017	30,020
50,000	Sallie Mae/Salt Lake CD, 1.200%, 11/07/2016	50,351
		80,371
Banks-Domestic MTN - 2.53%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	25,045

Commerce-Banks Eastern US - 5.10%
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,408
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	25,077
		50,485
Commerce-US Banks Domestic - 17.63%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	20,036
50,000	GE Capital Retail Bank CD, 1.050%, 02/28/2017	50,227
25,000	Goldman Sachs Bank USA CD, 1.000%, 02/06/2017	25,055
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	49,134
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	30,031
		174,483
Commercial Services-Finance - 5.53%
30,000	Air Lease Corp., 2.125%, 01/15/2018	29,850
25,000	Gatx Corp. SR NT, 1.250%, 03/04/2017	24,897
		54,747
Communications Services, NEC - 9.61%
40,000	AT&T, Inc., 1.400%, 12/01/2017	39,789
10,000	AT&T, Inc. Global NT, 1.600%, 02/15/2017	10,028
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,190
20,000	Vodafone Group, Plc., 1.625%, 03/20/2014	20,121
		95,128
Diversified Banking Institution - 11.66%
40,000	Ally Bank CD 1.100%, 08/22/2016	40,252
25,000	Bank of America Corp., 1.250%, 01/11/2016	25,047
40,000	Citigroup, Inc., 1.300%, 04/01/2016	40,140
10,000	JP Morgan Chase & Co. 1.100%, 10/15/2015	10,025
		115,464
Exploration & Production - 3.03%
30,000	CNOOC Finance 2013, Ltd. SR NT, 1.125%, 05/09/2016	29,963

Finance Investor Broker-Banker - 2.56%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	25,336

Home Improvement - 2.53%
25,000	Whirlpool Corp. SR Global, 1.350%, 03/01/2017	25,057

Integrated Oils - 5.80%
60,000	Petrobras Global Fin, 2.000%, 05/20/2016	57,390

Oil & Gas Field Services, NEC - 3.03%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	29,965

Services-Health Services - 2.52%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,913

Short Term Corporate - 3.57%
35,000	Nomura Holdings, Inc., 2.000%, 09/13/2016	35,329

Services-High School - 5.08%
50,000	Jefferson Union School, 1.450%, 08/01/2017	50,297

Wholesale-Hardware - 1.52%
15,000	Dell, Inc. NT, 2.300%, 09/10/2015	15,000

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $952,923) - 96.33%		$ 953,566

EXCHANGE TRADED FUNDS - 2.43%

300	Vanguard Short-Term Corp Bond Index Fund ETF	24,063

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $23,608) - 2.43%		$ 24,063

SHORT TERM INVESTMENTS - 0.90%
8,875	Federated Prime Obligations Fund-Institutional Shares 0.04% ** (Cost $8,875)	8,875

TOTAL INVESTMENTS (Cost $985,407) - 99.66%		986,504

OTHER ASSETS LESS LIABILITIES - 0.34%		3,378

NET ASSETS - 100.00%		$ 989,882

** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $985,407 amounted to $1,098, which consisted of aggregate gross unrealized appreciation of $4,989 and aggregate gross unrealized depreciation of $3,891.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,063	$0	$0	$24,063
Convertible Bonds	$0	$953,566	$0	$953,566
Cash Equivalents	$8,875	$0	$0	$8,875
Total	$32,938	$953,566	$0	$986,504

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 23.71%

Air Courier Services - 0.70%
150	FedEx Corp.	$ 24,817

Aircraft - 0.84%
200	Boeing Co.	30,016

Beverages - 0.81%
300	PepsiCo, Inc.	28,686

Converted Paper & Paperboard Products - 1.06%
350	Kimberly Clark Corp.	37,488

Crude Petroleum & Natural Gas - 1.37%
300	Anadarko Petroleum Corp.	24,843
700	Cenovus Energy, Inc.	11,816
200	Devon Energy Corp.	12,062
		48,721
Electric Services - 2.13%
1,200	PPL Corp.	40,392
800	Southern Co.	35,424
		75,816
Electrical Work - 0.48%
600	Quanta Services, Inc. *	17,118

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.51%
400	Jacobs Engineering Group, Inc. *	18,064

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.48%
700	V.F. Corp.	52,717

National Commercial Banks - 1.89%
300	Capital One Financial Corp.	23,646
800	Wells Fargo & Co.	43,520
		67,166
Oil & Gas Field Machinery & Equipment - 0.56%
400	National Oilwell Varco, Inc.	19,996

Pharmaceutical Preparations - 2.21%
700	Mylan, Inc. *	41,545
800	Zoetis, Inc.	37,032
		78,577
Railroads, Line-Haul Operating - 0.86%
300	Kansas City Southern	30,624

Retail-Variety Stores - 1.28%
300	Costco Wholesale Corp.	45,449

Retail-Grocery Stores - 1.19%
1,200	Sprouts Farmers Market, Inc. *	42,276

Semiconductors & Related Devices - 1.10%
800	Microchip Technology, Inc.	39,120

Services- Equipment Rental & Leasing - 1.92%
600	Air Lease Corp.	22,644
500	United Rentals, Inc. *	45,580
		68,224
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.46%
200	Procter & Gamble Co.	16,388

Telephone Communications - 1.76%
102	Equinix, Inc. *	23,751
800	Verizon Communications, Inc.	38,904
		62,655
Wholesale-Groceries, General Line - 1.08%
500	United National Foods, Inc. *	38,520

TOTAL FOR COMMON STOCK (Cost $728,313) - 23.71%		$ 842,438

EXCHANGE TRADED FUNDS - 19.41%

800	Consumer Discretionary SPDR ETF	$ 60,280
1,400	Consumer Staples Select Sector SPDR ETF	68,236
1,200	First Trust Ise Cloud Computing Index ETF	35,124
200	iShares Core S&P 500 ETF	41,566
150	iShares NASDAQ Biotechnology ETF	51,514
1,900	iShares Russell Midcap Growth Index Fund ETF	186,067
200	iShares North American Natural Resources ETF	7,508
250	iShares U.S. Healthcare ETF	38,580
400	iShares U.S. Medical Devices ETF	48,116
400	iShares U.S. Real Estate ETF	31,728
100	iShares U.S. Technology ETF	10,496
450	Market Vectors-Agribusiness ETF	24,120
300	Vanguard Consumer Discretionary ETF	36,744
500	Vanguard REIT Index ETF	42,155
100	WisdomTree Total Earnings ETF	7,444

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $495,820) - 19.41%		$ 689,678

OPEN-END MUTUAL FUNDS - 47.55%

7,311	AF Fundamental Investors Fund Class F-1	$ 380,898
11,834	AMG Yacktman Service	287,450
12,115	Brown Advisory Growth Equity Fund Institutional *	243,518
6,607	Franklin Rising Dividends Fund Class-A	343,828
3,703	Mairs & Power Growth Fund	433,862

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $833,374) - 47.55%		$ 1,689,556

REAL ESTATE INVESTMENT TRUSTS - 4.31%

400	American Tower Corp.	$ 37,660
300	Boston Properties, Inc.	42,144
500	HCP, Inc.	21,605
145	Public Storage, Inc.	28,585
700	Weyerhaeuser Co.	23,205

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $125,995) - 4.31%		$ 153,199

SHORT TERM INVESTMENTS - 5.02%
178,235	Federated Prime Obligations Fund-Institutional Shares 0.04% ** (Cost $178,235)	178,235

TOTAL INVESTMENTS (Cost $2,361,737) - 100.01%		3,553,106

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(212)

NET ASSETS - 100.00%		$ 3,552,894

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,361,737 amounted to $1,191,367, which consisted of aggregate gross unrealized appreciation of $1,227,163 and aggregate gross unrealized depreciation of $35,796.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$842,438	$0	$0	$842,438
Exchange Traded Funds	$689,678	$0	$0	$689,678
REIT	$153,199	$0	$0	$153,199
Mutual Funds	$1,689,556	$0	$0	$1,689,556
Cash Equivalents	$178,235	$0	$0	$178,235
Total	$3,553,106	$0	$0	$3,553,106

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 10.69%

Crude Petroleum & Natural Gas- 1.10%
14,000	Pengrowth Energy Corp.	$ 41,860

Footwear, (No Rubber) - 1.00%
1,000	Steve Madden Ltd. *	38,000

Mining & Quarrying of Nonmetals - 1.03%
1,100	U.S. Silica Holdings, Inc.	39,171

Miscellaneous Food Preparation - 1.17%
4,000	Inventure Foods, Inc. *	44,760

Perfumes, Cosmetics & Other Toiletries - 1.22%
2,500	United Guardian, Inc.	46,625

Petroleum Refining - 0.91%
600	BP Prudhoe Bay Royalty Trust Co.	34,920

Pharmaceutical Preparations- 0.64%
13,000	Apricus Biosciences, Inc. *	24,310

Retail-Eating Places - 0.48%
300	Fiesta Restaurant Group, Inc. *	18,300

Services-Computer Integrated Systems - 0.50%
1,200	Quality Systems, Inc.	19,176

Services-Commercial Physical & Biological Research - 1.08%
600	Paraxel International Corp. *	41,394

Telephone Communications - 0.25%
25,500	Elephant Talk Communications Corp. *	9,435

Wholesale-Hardware & Plumbing - 1.32%
400	Watsco, Inc.	50,280

TOTAL FOR COMMON STOCK (Cost $396,527) - 10.69%		$ 408,231

EXCHANGE TRADED FUNDS - 36.13%

1,600	iShares MicroCap ETF	126,528
1,000	iShares Russell 2000 Value Index Fund ETF	103,210
4,300	iShares S&P Smallcap 600 Growth ETF	559,645
1,100	PowerShares Global Water Portfolio ETF	25,355
400	WisdomTree Midcap Earnings Fund ETF	38,608
7,300	WisdomTree Smallcap Dividend Fund ETF	526,184

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $869,040) - 36.13%		$ 1,379,530

OPEN-END MUTUAL FUNDS - 46.77%

11,126	Columbia Acorn Fund Class-Z	$ 369,610
5,807	Franklin MicroCap Value Fund Class-A	203,958
2,641	Hancock Horizon Burkenroad Small Cap Fund Class-D	153,026
4,917	Satuit Capital U.S. Emerging Companies Fund	168,111
12,278	The Aberdeen Small Cap Fund Class-A *	317,499
4,829	Touchstone Small Cap Core Fund Class-Y	102,028
57,510	Wasatch Smallcap Value Fund *	370,362
5,463	William Blair Value Discovery Fund I	101,277

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,288,822) - 46.77%		$ 1,785,871

REAL ESTATE INVESTMENT TRUSTS - 3.21%
700	Eastgroup Properties, Inc.	42,098
2,800	Medical Properties Trust, Inc.	41,272
1,600	One Liberties Properties, Inc.	39,072

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,979) - 3.21%		$ 122,442

SHORT TERM INVESTMENTS - 3.19%
121,912	Federated Prime Obligations Fund-Institutional Shares 0.04% ** (Cost $121,912)	121,912

TOTAL INVESTMENTS (Cost $2,776,280) - 99.99%		3,817,986

OTHER ASSETS LESS LIABILITIES - 0.01%		346

NET ASSETS - 100.00%		$ 3,818,332

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,776,280 amounted to $1,041,703, which consisted of aggregate gross unrealized appreciation of $1,103,609 and aggregate gross unrealized depreciation of $61,906.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$408,231	$0	$0	$408,231
Exchange Traded Funds	$1,379,530	$0	$0	$1,379,530
REITS	$122,442	$0	$0	$122,442
Mutual Funds	$1,785,871	$0	$0	$1,785,871
Cash Equivalents	$121,912	$0	$0	$121,912
Total	$3,817,986	$0	$0	$3,817,986

	Staar International Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 5.82%

Agricultural Chemicals - 0.66%
500	Potash Corp. of Saskatchewan, Inc.	$ 16,125

Agriculture Production-Crops - 0.42%
1,000	Adecoagro S.A. *	10,220

Beverages - 0.91%
200	Diageo Plc ADR	22,114

Crude Petroleum & Natural Gas - 0.43%
3,500	Pengrowth Energy Corp.	10,465

Motor Vehicles & Passenger Carriers - 0.37%
200	Tata Motors, Ltd. ADR	9,012

Petroleum Refining - 0.51%
700	Statoil ASA ADR	12,313

Services-Business Services - 1.16%
300	Accenture International Equity Fund	28,107

Services-Equipment Rental & Leasing - 1.11%
900	Textainer Group Holding, Ltd.	26,991

Telephone Communication - 0.24%
16,000	Elephant Talk Communications Corp. *	5,920

TOTAL FOR COMMON STOCK (Cost $157,222) - 5.82%		$ 141,267

EXCHANGE TRADED FUNDS - 27.33%

2,300	Builders Emerging Markets 50 ADR Index ETF	$ 80,040
3,200	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	95,872
1,500	First Trust ISE Chindia Indes ETF	45,510
1,300	iShares MSCI Australia ETF	29,718
800	iShares MSCI Malaysia ETF	10,632
2,100	iShares MSCI Singapore ETF	26,880
800	iShares MSCI Sweden ETF	26,784
1,000	iShares MSCI Switzerland Capped ETF	33,210
800	SPDR S&P Emerging Asia Pacific ETF	70,416
400	Vanguard Global Ex-U.S. Real Estate ETF	22,508
1,400	WisdomTree DEFA Equity Income ETF	60,522
400	WisdomTree India Earnings Fund ETF	9,120
500	WisdomTree International Dividend Top 100 Fund ETF	21,935
2,200	WisdomTree International Small Cap Dividend Fund ETF	130,372

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $630,019) - 27.33%		$ 663,519

OPEN-END MUTUAL FUNDS - 63.36%
5,024	American Europacific Growth Fund Class-F-1	$ 249,566
2,877	Calamos International Growth Class-A	51,094
4,203	Harbor International Institutional Class	287,988
4,019	Putnam International Capital Opportunity Fund Class-A	144,272
13,801	Saturna Sextant International	216,262
19,125	T. Rowe Price International Growth & Income Fund	273,678
7,713	Templeton Developing Markets Fund Class-A	133,903
12,555	The Aberdeen International Equity Fund Institutional Service Class	181,540

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,063,894) - 63.36%		$ 1,538,303

SHORT TERM INVESTMENTS - 3.54%
86,004	Federated Prime Obligations Fund-Institutional Shares 0.04% ** (Cost $86,004)	86,004

TOTAL INVESTMENTS (Cost $1,937,139) - 100.05%		2,429,093

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(1,258)

NET ASSETS - 100.00%		$ 2,427,835

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,937,139 amounted to $491,954, which consisted of aggregate gross unrealized appreciation of $540,727 and aggregate gross unrealized depreciation of $48,773.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$141,267	$0	$0	$141,267
Exchange Traded Funds	$663,519	$0	$0	$663,519
Mutual Funds	$1,538,303	$0	$0	$1,538,303
Cash Equivalents	$86,004	$0	$0	$86,004
Total	$2,429,093	$0	$0	$2,429,093

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 23.56%

Agriculture Production-Crops - 0.29%
1,000	Adecoagro S.A. *	$ 10,220

Air Courier Services - 0.47%
100	FedEx Corp.	16,545

Aircraft - 0.86%
200	Boeing Co.	30,016

Beverages - 0.95%
300	Diageo Plc ADR	33,171

Converted Paper & Paper Products (No Containers/Boxes) - 0.46%
150	Kimberly Clark Corp.	16,067

Crude Petroleum & Natural Gas - 2.15%
400	Anadarko Petroleum Corp.	33,124
200	Devon Energy Corp.	12,062
10,000	Pengrowth Energy Corp.	29,900
		75,086
Electric Services - 1.47%
1,000	PPL Corp.	33,660
400	Southern Co.	17,712
		51,372
Electrical Work - 0.33%
400	Quanta Services, Inc. *	11,412

Heavy Construction Other Than - 0.39%
300	Jacobs Engineering Group, Inc. *	13,548

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.51%
700	V.F. Corp.	52,717

Mining & Quarrying of Nonmetal - 0.51%
500	U.S. Silica Holdings, Inc.	17,805

Miscellaneous Food Preparation - 1.06%
3,300	Inventure Foods, Inc. *	36,927

Perfumes, Cosmetics & Other Toilet Preparations - 0.80%
1,500	United Guardian, Inc.	27,975

Petroleum Refining - 0.66%
1,300	Statoil ASA ADR	22,867

Pharmaceutical Preparations - 2.78%
500	Bristol Myers Squibb Co.	32,250
700	Mylan, Inc. *	41,545
500	Zoetis, Inc.	23,145
		96,940
Retail-Variety Stores - 1.30%
300	Costco Wholesale Corp.	45,448

Retail-Grocery Stores - 1.01%
1,000	Sprouts Farmers Market, Inc. *	35,230

Services-Business Services, NEC - 1.07%
400	Accenture Plc. Class-A	37,476

Services-Equipment Rental & Leasing, NEC - 2.17%
1,000	Textainer Group Holding Ltd.	29,990
500	United Rentals, Inc. *	45,580
		75,570
Services-Commercial Physical & Biological Research - 0.79%
400	Paraxel International Corp. *	27,596

State Commercial Banks - 0.80%
400	Northern Trust Corp.	27,860

Telephone Communications - 0.84%
600	Verizon Communications, Inc.	29,178

Wholesale-Groceries, General Line - 0.88%
400	United Natural Foods, Inc. *	30,816

TOTAL FOR COMMON STOCK (Cost $671,691) - 23.56%		$ 821,842

EXCHANGE TRADED FUNDS - 30.06%

1,100	Builders Emerging Markets 50 ADR Index Fund ETF	$ 38,280
600	Consumer Discretionary Select Sector SPDR ETF	45,210
800	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	23,968
500	First Trust Dorsey Wright Focus 5 ETF	12,005
900	First Trust-ISE Revere Natural Gas ETF	9,567
1,000	Global X Social Media Index ETF	19,330
1,000	IQ Global Agribusiness Small Cap ETF	26,290
400	iShares Global Healthcare ETF	43,124
800	iShares Global Infrastructure ETF	33,472
400	iShares MicroCap Index Fund ETF	31,632
1,200	iShares MSCI Australia ETF	27,432
1,400	iShares MSCI Singapore ETF	17,920
175	iShares NASDAQ Biotechnology ETF	60,100
300	iShares Russell 2000 ETF	37,311
1,000	iShares Russell Midcap Growth ETF	97,930
1,000	iShares S&P Global Energy Sector Index Fund ETF	35,670
600	iShares S&P Global Technology Sector Fund ETF	58,110
200	iShares S&P Smallcap 600 Growth Fund ETF	26,030
200	iShares US Healthcare ETF	30,864
400	iShares US Medical Devices ETF	48,116
500	iShares US Technology ETF	52,480
700	Market Vectors-Agribusiness ETF	37,520
1,500	PowerShares Global Water Portfolio ETF	34,575
3,000	PowerShares Wolderhill Clean Energy ETF	16,740
400	SPDR DJ Global Real Estate ETF	19,876
400	SPDR S&P Emerging Asia Pacific Fund ETF	35,208
800	Vanguard REIT Index ETF	67,448
400	WisdomTree International Small Cap Dividend Fund ETF	23,704
400	WisdomTree Midcap Earnings Fund ETF	38,608

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $773,676) - 30.06%		$ 1,048,520

OPEN-END MUTUAL FUNDS - 36.99%

1,937	American Smallcap World Fund Class-F-1	$ 91,594
8,203	Franklin Mutual Global Discovery Fund Class-A	277,576
4,140	Franklin Natural Resources Fund Class-A	117,027
11,883	Live Oak Health Sciences Fund	262,014
7,799	Matthews Asian Growth & Income Fund	143,266
447	Permanent Portfolio Fund	17,861
1,946	Vanguard Energy Fund	102,728
1,233	Vanguard Health Care Fund	278,400

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $812,753) - 36.99%		$ 1,290,466

REAL ESTATE INVESTMENT TRUSTS - 4.70%
350	American Tower Corp.	$ 32,953
300	Boston Properties, Inc.	42,144
500	Eastgroup Properties, Inc.	30,070
2,000	Medical Properties Trust, Inc.	29,480
1,200	One Liberties Properties, Inc.	29,304

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $136,827) - 4.70%		$ 163,951

SHORT TERM INVESTMENTS - 4.64%
162,014	Federated Prime Obligations Fund-Institutional Shares 0.04%** (Cost $162,014)	162,014

TOTAL INVESTMENTS (Cost $2,556,961) - 99.95%		$ 3,486,793

OTHER ASSETS LESS LIABILITIES - 0.05%		1,776

NET ASSETS - 100.00%		$ 3,488,569

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,556,961 amounted to $929,819, which consisted of aggregate gross unrealized appreciation of $992,192 and aggregate gross unrealized depreciation of $62,373.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$821,842	$0	$0	$821,842
Exchange Traded Funds	$1,048,520	$0	$0	$1,048,520
REITS	$163,951	$0	$0	$163,951
Mutual Funds	$1,290,466	$0	$0	$1,290,466
Cash Equivalents	$162,014	$0	$0	$162,014
Total	$3,486,793	$0	$0	$3,486,793

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: 05/20/2015

The STAAR Investment Trust

(Registrant)

Date: 05/20/2015